financing costs (Tables)	12 Months Ended
Dec. 31, 2024
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2024	2023
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other
Gross		$1,168	$1,095
Capitalized [1]	18(a)	(21)	(6)
Net		1,147	1,089
Short-term borrowings and other		41	25
		1,188	1,114
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities	19,26(h)	166	133
Long-term debt – other	26(g)	22	9
Employee defined benefit plans net interest	15	9	7
Accretion on provisions	25	29	30
		226	179
		1,414	1,293
Other
Foreign exchange		(36)	3
Unrealized changes in virtual power purchase agreements forward element		231	—
		1,609	1,296
Interest income		(33)	(23)
		$1,576	$1,273
Net interest cost	3	$1,357	$1,272
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]		(21)	(6)
Employee defined benefit plans net interest		9	7
Unrealized changes in virtual power purchase agreements forward element		231	—
		$1,576	$1,273

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2023 – 3.1%) was capitalized to intangible assets with indefinite lives during the period.